NET PREMIUMS EARNED - Life Insurance Gross Written Premiums After Adjustments (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 2,860,457	S/ 2,859,739	S/ 2,613,062
Life insurance contracts [member]
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 1,282,233	S/ 1,245,858	S/ 1,144,159
Servicewise participation rate in Life Insurance Gross Premium		100.00%	100.00%	100.00%
Credit life [Member] | Life insurance contracts [member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 582,064	S/ 536,091	S/ 507,496
Servicewise participation rate in Life Insurance Gross Premium		45.39%	43.03%	44.36%
Disability And Survival [Member] | Life insurance contracts [member]
Revenue from insurance contracts issued, without reduction for reinsurance held	[2]	S/ 458,653	S/ 470,066	S/ 272,144
Servicewise participation rate in Life Insurance Gross Premium	[2]	35.77%	37.73%	23.79%
Individual Life [Member] | Life insurance contracts [member]
Revenue from insurance contracts issued, without reduction for reinsurance held	[3]	S/ 46,391	S/ 60,705	S/ 203,662
Servicewise participation rate in Life Insurance Gross Premium	[3]	3.62%	4.87%	17.80%
Groupo life [Member] | Life insurance contracts [member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 129,315	S/ 128,656	S/ 113,273
Servicewise participation rate in Life Insurance Gross Premium		10.09%	10.33%	9.90%
Annuities [Member] | Life insurance contracts [member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 65,810	S/ 50,340	S/ 47,584
Servicewise participation rate in Life Insurance Gross Premium		5.13%	4.04%	4.15%

[1]	This item includes earned premiums, reinsurance premiums accepted and coinsurance premiums accepted and received.
[2]	This item includes Complementary Work Risk Insurance (“SCTR” from its Spanish acronym).
[3]	Individual life insurance premiums include Investment Link insurance contracts.